Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets

As of December 31, 2020 and 2019, prepaid expenses and other current assets consisted of the following:

	December 31,	December 31,
	2020	2019
Deposits on inventory	$678,531	$680,792
Deposits	54,598	11,409
Prepaid insurance	43,063	46,848
Other	7,866	41,056
Total prepaid expenses and other current assets	$784,238	$917,433